Share Based Payments - Summary of Company's Restricted Stock Unit Activity (Details) - Restricted Stock Units - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning balance outstanding	27,697	964	1,928
Number of Restricted Stock Units, Granted	218,161	27,697
Number of Restricted Stock Units, Vested and Settled	(240,106)	(964)	(964)
Number of Restricted Stock Units, Ending balance outstanding	5,752	27,697	964
Weighted Average Grant Date Fair Value per Unit, Beginning balance outstanding	$ 0.61	$ 10.00	$ 10.00
Weighted Average Grant Date Fair Value per Unit, Granted	0.50	0.61
Weighted Average Grant Date Fair Value per Unit, Vested and Settled	0.52	10.00	10.00
Weighted Average Grant Date Fair Value per Unit, Ending balance outstanding	$ 0.39	$ 0.61	$ 10.00